UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06303

Nuveen Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Quality Income Municipal Fund, Inc. (NQU)
	July 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 152.9% (99.8% of Total Investments)

	MUNICIPAL BONDS – 152.9% (99.8% of Total Investments)

	Alaska – 1.9% (1.2% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
$ 3,975	5.000%, 6/01/32	10/15 at 100.00	B	$ 3,415,042
13,835	5.000%, 6/01/46	10/15 at 100.00	B	10,622,927
17,810	Total Alaska			14,037,969
	Arizona – 2.2% (1.5% of Total Investments)
2,500	Arizona State, Certificates of Participation, Series 2010A, 5.000%, 10/01/15 – AGM Insured	No Opt. Call	AA	2,520,550
1,190	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	1,245,823
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
630	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2 (4)	685,169
	FGIC Insured (ETM)
370	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2	402,216
	FGIC Insured
7,780	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	7/20 at 100.00	A+	8,476,932
	2010A, 5.000%, 7/01/40
2,350	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,565,190
	2008A, 5.000%, 7/01/33
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	A3	1,099,870
	Company, Series 2010A, 5.250%, 10/01/40
15,820	Total Arizona			16,995,750
	Arkansas – 0.7% (0.5% of Total Investments)
	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer
	Research Center Project, Series 2006:
2,500	0.000%, 7/01/36 – AMBAC Insured	No Opt. Call	Aa2	1,002,875
20,125	0.000%, 7/01/46 – AMBAC Insured	No Opt. Call	Aa2	4,603,191
22,625	Total Arkansas			5,606,066
	California – 20.4% (13.3% of Total Investments)
12,500	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	No Opt. Call	AA	5,129,125
	Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	AA–	5,585,750
	2013S-4, 5.000%, 4/01/38
3,275	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B	3,233,146
	Angeles County Securitization Corporation, Series 2006A, 5.450%, 6/01/28
890	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	990,695
	Series 2013A, 5.000%, 7/01/37
2,335	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	2,547,765
	2010A, 5.750%, 7/01/40
2,250	California State, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/28 –	2/17 at 100.00	AA–	2,364,885
	AMBAC Insured
8,335	California State, General Obligation Bonds, Series 2005, 4.750%, 3/01/35 – NPFG Insured	3/16 at 100.00	AA–	8,500,950
16,665	California State, General Obligation Bonds, Series 2005, 4.750%, 3/01/35 (Pre-refunded	3/16 at 100.00	AA– (4)	17,101,622
	3/01/16) – NPFG Insured
16,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37	6/17 at 100.00	AA–	17,035,679
	California State, General Obligation Bonds, Various Purpose Series 2010:
3,500	5.250%, 3/01/30	3/20 at 100.00	AA–	4,058,985
10,000	5.500%, 11/01/35	11/20 at 100.00	AA–	11,922,699
1,360	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	10/15 at 100.00	CCC	1,221,783
	Health System, Series 2005A, 5.250%, 7/01/30
3,600	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	4,007,160
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
3,400	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	AA	1,538,296
	Bonds, Election 2005 Series 2010C, 0.000%, 8/01/33 – AGM Insured
910	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/31 at 100.00	BBB–	677,622
	Refunding Series 2013A, 0.000%, 1/15/42
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
7,240	4.500%, 6/01/27	6/17 at 100.00	B	6,919,775
13,090	5.000%, 6/01/33	6/17 at 100.00	B	10,977,535
1,500	5.125%, 6/01/47	6/17 at 100.00	B	1,172,895
5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/17 at 100.00	Aa2	5,313,000
	Series 2007A, 4.500%, 1/01/28 – NPFG Insured
1,855	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	1,324,359
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
3,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	4,338,411
	2009B, 6.500%, 11/01/39
3,290	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA	3,444,630
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	5,373,400
	6.000%, 11/01/30
3,700	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	No Opt. Call	AA–	2,568,799
	0.000%, 8/01/25 – NPFG Insured
9,145	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A	4,653,525
	Development Project, Series 1999, 0.000%, 8/01/30 – AMBAC Insured
2,500	Redding, California, Electric System Revenue Certificates of Participation, Series 2005,	10/15 at 100.00	AA–	2,503,425
	5.000%, 6/01/30 – FGIC Insured
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	Aa2	2,931,331
	Tender Option Bond Trust 2015-XF0098, 20.122%, 2/01/33 (IF)
7,210	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AA–	5,477,581
	Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured
4,175	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	AAA	2,471,976
	2006C, 0.000%, 9/01/30 – NPFG Insured
4,325	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997	No Opt. Call	AA	1,757,896
	Election Series 2012G, 0.000%, 8/01/34 – AGM Insured
5,690	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding	No Opt. Call	AA	1,454,421
	Series 2015, 0.000%, 8/01/42
4,495	Stockton-East Water District, California, Certificates of Participation, Refunding Series	10/15 at 47.17	AA–	2,095,479
	2002B, 0.000%, 4/01/28 – FGIC Insured
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed
	Bonds, Series 2005A-1:
1,245	4.750%, 6/01/23	10/15 at 100.00	B+	1,229,711
1,500	5.500%, 6/01/45	10/15 at 100.00	B–	1,206,165
1,345	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds,	10/15 at 100.00	BBB	1,341,046
	San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 4.750%, 6/01/25
177,455	Total California			154,471,522
	Colorado – 10.2% (6.6% of Total Investments)
3,350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	A+	3,406,682
	Series 2006A, 4.500%, 9/01/38
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	2/21 at 100.00	A+	3,227,250
	Series 2011A, 5.000%, 2/01/41
4,890	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A+	5,306,530
	Series 2013A, 5.250%, 1/01/45
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA	1,088,980
	Series 2005C, 5.250%, 3/01/40 – AGM Insured
11,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	12,827,150
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	A–	1,577,070
	Association, Series 2007, 5.250%, 5/15/42
3,225	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	3,560,529
	5.000%, 11/15/43
11,700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series	No Opt. Call	BBB+	3,796,065
	2010A, 0.000%, 9/01/41
6,525	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 –	No Opt. Call	AA–	4,486,460
	NPFG Insured
43,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/33 –	No Opt. Call	AA–	20,659,349
	NPFG Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
1,150	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	AA–	714,127
7,000	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	AA–	3,181,570
1,180	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	1,347,218
	5.375%, 6/01/31
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
6,500	6.500%, 1/15/30	7/20 at 100.00	Baa3	7,584,200
3,750	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,239,525
109,600	Total Colorado			77,002,705
	Connecticut – 0.9% (0.6% of Total Investments)
6,460	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	6,676,475
	Series 2007Z-1, 5.000%, 7/01/42
	District of Columbia – 0.8% (0.5% of Total Investments)
5,925	District of Columbia, Certificates of Participation, Series 2006, 5.250%, 1/01/17 (Pre-refunded	1/16 at 100.00	A3 (4)	6,049,899
	1/01/16) – NPFG Insured
	Florida – 5.6% (3.7% of Total Investments)
870	Alachua County Health Facilities Authority, Florida, Revenue Bonds, Shands Teaching Hospital	No Opt. Call	AA–	899,597
	and Clinics Inc., Series 1996A, 6.250%, 12/01/16 – NPFG Insured
4,900	Gainesville, Florida, Utilities System Revenue Bonds, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	AA (4)	4,939,837
	(Pre-refunded 10/01/15) – AGM Insured
3,795	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	A+	4,231,615
	Subordinate Lien Series 2015B, 5.000%, 10/01/35 (WI/DD, Settling 8/13/15)
4,010	Jacksonville, Florida, Special Revenue Bonds, Series 2009C-1, 5.000%, 10/01/15	No Opt. Call	AA–	4,042,641
	Lee County, Florida, Transportation Facilities Revenue Bonds, Sanibel Bridges & Causeway
	Project, Series 2005B:
1,820	5.000%, 10/01/22 (Pre-refunded 10/01/15) – CIFG Insured	10/15 at 100.00	AA (4)	1,834,797
3,715	5.000%, 10/01/30 (Pre-refunded 10/01/15) – CIFG Insured	10/15 at 100.00	AA (4)	3,745,203
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	10/24 at 100.00	A	1,115,050
	Series 2014B, 5.000%, 10/01/37
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A	2,841,050
	2010A-1, 5.375%, 10/01/41
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	2,745,100
	5.000%, 10/01/30
4,625	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%,	11/15 at 100.00	AA (4)	4,673,285
	11/01/30 (Pre-refunded 11/01/15) – NPFG Insured
2,900	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012,	7/22 at 100.00	AA	3,198,816
	5.000%, 7/01/42 – AGM Insured
5,000	Orlando, Florida, Contract Tourist Development Tax Payments Revenue Bonds, Series 2014A,	5/24 at 100.00	AA+	5,517,200
	5.000%, 11/01/44
2,690	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA–	2,870,122
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
40,325	Total Florida			42,654,313
	Georgia – 3.3% (2.1% of Total Investments)
3,060	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015,	5/25 at 100.00	AA–	3,551,436
	5.000%, 11/01/31
4,000	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates,	4/23 at 100.00	AA–	4,529,480
	Refunding Series 2012, 5.000%, 4/01/28
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	BBB–	1,367,825
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
5,000	5.250%, 2/15/37	2/20 at 100.00	AA–	5,520,900
4,050	5.125%, 2/15/40	2/20 at 100.00	AA–	4,417,983
5,000	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AA	5,611,600
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
22,360	Total Georgia			24,999,224
	Illinois – 16.1% (10.5% of Total Investments)
3,075	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System	4/16 at 100.00	AA–	3,149,292
	Revenue Bonds, Series 2006A, 5.000%, 4/01/36 – NPFG Insured
1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	12/21 at 100.00	BBB	1,240,680
	2011A, 5.000%, 12/01/41
4,400	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	4,370,696
	Revenues, Series 1998B-1, 0.000%, 12/01/15 – FGIC Insured
1,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	1,158,575
	5.250%, 12/01/40
2,180	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien	1/23 at 100.00	A2	2,491,304
	Refunding Series 2013B, 5.000%, 1/01/26
1,615	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	10/15 at 100.00	AA	1,616,809
	Series 2003C-2, 5.250%, 1/01/30 – AGM Insured (Alternative Minimum Tax)
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,670	0.000%, 1/01/32 – FGIC Insured	No Opt. Call	AA–	13,481,601
12,360	0.000%, 1/01/37 – FGIC Insured	No Opt. Call	AA–	3,862,871
7,750	Chicago, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 1/01/34 – AGM Insured	10/15 at 100.00	AA	7,752,713
3,500	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds,	12/16 at 72.44	AAA	2,498,790
	Series 2007B, 0.000%, 12/01/23
15,000	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006,	12/15 at 100.00	AAA	15,238,199
	5.000%, 12/01/42 (Pre-refunded 12/01/15)
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA	2,130,460
	8/15/47 – AGC Insured (UB)
1,340	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A	1,436,507
	5.500%, 2/01/40 – AMBAC Insured
2,500	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	2,682,050
	5.625%, 1/01/37
1,725	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43	5/22 at 100.00	Baa1	1,608,959
4,300	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	AA–	4,736,450
1,630	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Series 2013,	8/22 at 100.00	AA+	1,779,227
	5.000%, 8/15/37
2,500	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	3,030,150
5,000	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B,	5/18 at 100.00	AA	5,389,600
	5.000%, 5/15/24 – AGM Insured
495	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding	8/25 at 100.00	Baa1	528,200
	Series 2015C, 5.000%, 8/15/44
5,725	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	N/R (4)	7,055,204
	2009, 7.000%, 8/15/44 (Pre-refunded 8/15/19)
4,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	5,016,645
	2011C, 5.500%, 8/15/41 (UB) (5)
4,075	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	4,175,979
	Refunding Series 2007A, 5.250%, 5/01/34
5,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	5,527,300
	5.000%, 1/01/35
2,335	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	2,389,546
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
8,750	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	5,232,150
	Project, Series 1994B, 0.000%, 6/15/28 – NPFG Insured
762	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/16 at 100.00	AA	765,947
	3/01/30 – RAAI Insured
	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation
	Bonds, Capital Appreciation Series 2004:
4,005	0.000%, 11/01/15 – FGIC Insured	No Opt. Call	AA–	3,999,593
3,330	0.000%, 11/01/22 – NPFG Insured	No Opt. Call	AA–	2,642,821
6,390	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Capital	No Opt. Call	Aa3	4,603,420
	Appreciation School Series 2004D, 0.000%, 11/01/24 – AGM Insured
151,482	Total Illinois			121,591,738
	Indiana – 4.3% (2.8% of Total Investments)
2,640	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	AA+	2,071,793
	Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured
2,005	Decatur Township-Marion County Multi-School Building Corporation, Indiana, First Mortgage	1/17 at 100.00	AA+ (4)	2,135,185
	Bonds, Series 2006A, 5.000%, 7/15/26 (Pre-refunded 1/15/17) – AGM Insured
4,080	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group,	6/25 at 100.00	AA–	4,503,055
	Refunding 2015A, 5.000%, 12/01/40
4,100	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	4,261,950
	Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
2,400	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB	2,525,136
	Series 2014, 5.000%, 9/01/46 (Alternative Minimum Tax)
2,750	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	3,007,208
	2011B, 5.000%, 10/01/41
2,250	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Sisters of Saint	5/18 at 100.00	Aa3	2,389,298
	Francis Health Services Inc, Series 2006E, 5.250%, 5/15/41 – AGM Insured
2,500	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AA–	2,612,800
	NPFG Insured
2,000	Indiana Municipal Power Agency, Power Supply System Revenue Refunding Bonds, Series 2006A,	1/16 at 100.00	AA+ (4)	2,040,420
	5.000%, 1/01/32 (Pre-refunded 1/01/16) – AMBAC Insured
10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 –	No Opt. Call	AA	7,195,500
	AMBAC Insured
34,725	Total Indiana			32,742,345
	Iowa – 2.9% (1.9% of Total Investments)
11,570	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	12,247,307
	Project, Series 2013, 5.000%, 12/01/19
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
4,000	5.375%, 6/01/38	10/15 at 100.00	B+	3,459,480
7,000	5.625%, 6/01/46	10/15 at 100.00	B+	6,146,280
22,570	Total Iowa			21,853,067
	Kansas – 0.1% (0.1% of Total Investments)
980	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	715,214
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
	Kentucky – 1.1% (0.7% of Total Investments)
6,015	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	6,862,153
	Medical Health System, Series 2010B, 6.375%, 3/01/40
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA	1,067,100
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
7,015	Total Kentucky			7,929,253
	Louisiana – 3.5% (2.3% of Total Investments)
10,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	No Opt. Call	AA	11,493,100
	Lady Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured (UB)
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	9,524,880
	Series 2007A, 5.500%, 5/15/47
5,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 5.000%, 5/01/41	5/16 at 100.00	Aa1 (4)	5,177,750
	(Pre-refunded 5/01/16) – AGM Insured
24,000	Total Louisiana			26,195,730
	Maine – 0.2% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	BBB–	1,192,464
	Center, Series 2011, 6.750%, 7/01/41
	Maryland – 0.8% (0.5% of Total Investments)
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/22 at 100.00	Baa2	2,863,300
	Healthcare, Series 2011A, 6.000%, 1/01/26
3,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/22 at 100.00	A2	3,259,830
	Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43
5,500	Total Maryland			6,123,130
	Massachusetts – 2.9% (1.9% of Total Investments)
3,125	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A+	3,459,781
	Senior Lien Series 2010B, 5.000%, 1/01/37
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	530,310
	Series 2008E-1 &2, 5.125%, 7/01/38
7,405	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	9,911,370
	Institute of Technology, Series 2002K, 5.500%, 7/01/32 (UB)
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,577,656
	University Issue, Series 2009A, 5.750%, 7/01/39
4,560	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	5,085,084
	2013A, 5.000%, 5/15/43
425	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program,	10/15 at 100.00	AAA	426,874
	Subordinate Series 1999A, 5.750%, 8/01/29
18,315	Total Massachusetts			21,991,075
	Michigan – 8.4% (5.4% of Total Investments)
3,785	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	10/15 at 100.00	AA–	3,837,157
	7/01/35 – NPFG Insured
2,150	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	2,349,327
	7/01/36 – BHAC Insured
1,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	1,658,565
	7/01/31 – BHAC Insured
3,920	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2003D,	7/16 at 100.00	AA–	3,990,286
	5.000%, 7/01/28 – NPFG Insured
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	A2	2,149,780
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured
2,950	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015,	6/22 at 100.00	AA	3,263,939
	5.000%, 12/01/33
1,300	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012A,	No Opt. Call	AAA	1,357,122
	5.000%, 7/01/16
2,500	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B,	7/16 at 100.00	AAA	2,608,300
	5.000%, 7/01/22
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II:
7,975	5.000%, 10/15/25 – AMBAC Insured	10/15 at 100.00	Aa2	8,051,879
10,470	5.000%, 10/15/26 – AMBAC Insured	10/15 at 100.00	Aa2	10,568,522
9,375	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Refunding	10/25 at 100.00	Aa2	10,771,405
	Series 2015-I, 5.000%, 4/15/29 (WI/DD, Settling 8/31/15)
5,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A–	6,271,595
	Refunding Series 2009, 5.625%, 11/15/29
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	2,973,506
	Series 2008A, 6.875%, 6/01/42
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,404,530
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
1,950	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/15 at 100.00	AA–	1,973,498
	Airport, Series 2005, 5.000%, 12/01/34 – NPFG Insured (Alternative Minimum Tax)
59,575	Total Michigan			63,229,411
	Minnesota – 1.2% (0.8% of Total Investments)
3,655	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	Aaa	4,583,260
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds,
	Series 1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
4,250	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital	5/17 at 100.00	Baa1	4,438,318
	Corporation, Series 2007, 5.250%, 5/01/37
7,905	Total Minnesota			9,021,578
	Missouri – 3.9% (2.6% of Total Investments)
890	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/18 at 100.00	AA+	989,369
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/28
15,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	9,432,000
	2004B-1, 0.000%, 4/15/28 – AMBAC Insured
8,315	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth,	11/23 at 100.00	A2	9,002,983
	Series 2013A, 5.000%, 11/15/48
2,370	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 4.500%, 12/15/24 – NPFG Insured	12/16 at 100.00	AA–	2,481,319
15,350	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	No Opt. Call	N/R	7,756,509
	Projects, Series 2000A, 0.000%, 6/01/30 – AMBAC Insured
41,925	Total Missouri			29,662,180
	Nebraska – 0.1% (0.1% of Total Investments)
1,090	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	1,093,107
	Methodist Health System, Refunding Series 2015, 4.125%, 11/01/36
	Nevada – 4.0% (2.6% of Total Investments)
4,500	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Revenue Bonds, Improvement & Refunding	7/19 at 100.00	AA–	5,038,290
	Series 2010B, 5.000%, 7/01/28
14,515	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	16,264,347
	International Airport, Series 2010A, 5.250%, 7/01/42
2,125	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	2,340,199
	5.000%, 6/01/42
2,280	North Las Veags, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006,	10/16 at 100.00	AA–	2,307,428
	5.000%, 10/01/25 – NPFG Insured
2,500	Reno, Nevada, Health Facility Revenue Bonds, Catholic Healthcare West, Trust 2634, 18.894%,	7/17 at 100.00	AA+	3,057,600
	7/01/31 – BHAC Insured (IF) (5)
1,100	Washoe County, Nevada, Highway Revenue, Motor Vehicle Fuel Tax Bonds, Series 2013,	2/19 at 100.00	A+	1,207,261
	5.000%, 2/01/38
27,020	Total Nevada			30,215,125
	New Hampshire – 0.7% (0.5% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	5,527,950
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 2.8% (1.8% of Total Investments)
1,965	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	2,169,930
	Replacement Project, Series 2013, 5.000%, 1/01/31 – AGM Insured (Alternative Minimum Tax)
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	653,742
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
1,500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	1,555,845
	University Hospital, Series 2007, 5.750%, 7/01/37
10,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 37.38	A–	3,506,700
	Care System, Refunding Series 2006B, 0.000%, 7/01/36
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA	8,329,400
	0.000%, 12/15/33 – AGM Insured
1,135	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	AA–	1,265,945
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	3,735,450
	Series 2007-1A, 4.750%, 6/01/34
40,200	Total New Jersey			21,217,012
	New York – 7.5% (4.9% of Total Investments)
2,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	AA–	2,552,288
	Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
5,005	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Vassar	7/17 at 100.00	AA–	5,349,945
	College, Series 2007, 5.000%, 7/01/46
2,400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,628,936
	2011A, 5.250%, 2/15/47
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
2,185	5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	2,291,278
2,735	4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	AA–	2,847,354
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AA	13,848,608
	4.500%, 11/15/32 – AGM Insured (UB)
240	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R	249,197
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
10	5.000%, 8/01/17	10/15 at 100.00	AA	10,041
75	5.750%, 8/01/18	10/15 at 100.00	AA	75,350
7,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	No Opt. Call	AA	7,784,700
	State Contingency Contract-Backed Bonds, Series 2011B, 5.000%, 6/01/18
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
8,550	5.500%, 12/01/31	12/20 at 100.00	BBB	9,797,702
3,155	6.000%, 12/01/36	12/20 at 100.00	BBB	3,680,749
2,470	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AA–	2,508,236
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	5/25 at 100.00	AA–	2,757,175
	Series 2015A, 5.000%, 11/15/50
52,175	Total New York			56,381,559
	North Carolina – 3.2% (2.1% of Total Investments)
3,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	3,144,420
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47
9,790	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/15 at 100.00	AA+	9,859,117
	2005A, 5.000%, 10/01/41
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	5,595,900
	WakeMed, Series 2012A, 5.000%, 10/01/27
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA–	4,071,720
	Health System, Series 2007, 4.500%, 10/01/31 (UB)
1,255	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	1,399,174
	Health System, Series 2009A, 5.000%, 6/01/39
23,045	Total North Carolina			24,070,331
	North Dakota – 1.4% (0.9% of Total Investments)
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated
	Group, Series 2012:
7,000	5.000%, 12/01/29	12/21 at 100.00	A–	7,647,640
3,000	5.000%, 12/01/32	12/21 at 100.00	A–	3,229,650
10,000	Total North Dakota			10,877,290
	Ohio – 6.9% (4.5% of Total Investments)
9,405	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	N/R (4)	10,443,500
	2008A, 5.250%, 2/15/43 (Pre-refunded 2/15/18)
595	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	A1	643,463
	2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,055	5.125%, 6/01/24	6/17 at 100.00	B–	878,013
2,925	5.875%, 6/01/30	6/17 at 100.00	B–	2,421,578
5,040	5.750%, 6/01/34	6/17 at 100.00	B–	4,023,634
2,715	6.000%, 6/01/42	6/17 at 100.00	B	2,197,277
5,950	5.875%, 6/01/47	6/17 at 100.00	B	4,786,835
10,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	8,588,900
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	12/16 at 100.00	AA+	10,328,999
	4.250%, 12/01/32 – AGM Insured
2,885	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	3,448,729
	2011A, 6.000%, 11/15/41
3,685	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	4,013,813
	2013A-1, 5.000%, 2/15/48
54,255	Total Ohio			51,774,741
	Oklahoma – 2.1% (1.4% of Total Investments)
1,400	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,656,116
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
3,500	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2010A, 5.250%, 6/01/40	6/20 at 100.00	A+	3,988,110
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA– (4)	1,890,656
	Center, Series 2008B, 5.250%, 8/15/38 (Pre-refunded 8/15/18)
5,905	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	AA	6,110,140
	5.000%, 2/15/42
135	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	N/R (4)	144,134
	5.000%, 2/15/42 (Pre-refunded 2/15/17)
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	AA–	2,018,320
	1/01/47 – FGIC Insured
14,615	Total Oklahoma			15,807,476
	Pennsylvania – 3.2% (2.1% of Total Investments)
2,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	8/19 at 100.00	Aa3	2,238,660
	Pittsburgh Medical Center, Series 2009A, 5.625%, 8/15/39
7,970	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	AA (4)	9,441,501
	Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.250%, 8/01/33
	(Pre-refunded 8/01/20)
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	1,513,575
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	5,943,250
	6/01/33 – AGM Insured
5,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Refunding Series 2010C,	No Opt. Call	A+	5,020,050
	5.000%, 9/01/15
21,470	Total Pennsylvania			24,157,036
	Puerto Rico – 1.5% (1.0% of Total Investments)
590	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%,	10/15 at 100.00	AA–	547,980
	7/01/29 – NPFG Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
50,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	CCC–	5,159,500
86,250	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	CCC–	5,839,125
136,840	Total Puerto Rico			11,546,605
	South Carolina – 3.5% (2.2% of Total Investments)
2,850	Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2011A,	2/21 at 100.00	Aa1	3,188,666
	5.000%, 2/01/41
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	3,953,216
	0.000%, 1/01/31 – AMBAC Insured
5,000	South Carolina Public Service Authority, Revenue Bonds, Santee Cooper Electric System, Series	No Opt. Call	AA–	5,100,100
	2005B, 5.000%, 1/01/22 – NPFG Insured
6,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	6/25 at 100.00	AA–	6,428,040
	Improvement Series 2015A, 5.000%, 12/01/55
3,200	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2005A,	No Opt. Call	A1	3,225,984
	5.000%, 10/01/15 – AMBAC Insured
3,800	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A,	10/19 at 100.00	A1	4,258,508
	5.250%, 10/01/40
28,450	Total South Carolina			26,154,514
	Texas – 14.3% (9.3% of Total Investments)
5,515	Austin, Texas, Water and Wastewater System Revenue Bonds, Series 2005, 5.000%, 5/15/29	11/15 at 100.00	AA (4)	5,592,045
	(Pre-refunded 11/15/15) – NPFG Insured
5,560	Beaumont Independent School District, Jefferson County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	5,863,520
	Series 2008, 5.000%, 2/15/38
1,500	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB	1,714,035
	5.750%, 1/01/31
2,770	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2012D,	No Opt. Call	A+	2,951,629
	5.000%, 11/01/38 (Alternative Minimum Tax)
20,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA+	22,290,599
	Series 2013B, 5.250%, 10/01/51
2,320	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston	6/25 at 100.00	AA	2,568,634
	Methodist Hospital System, Series 2015, 5.000%, 12/01/45 (WI/DD, Settling 8/06/15)
6,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding	11/31 at 44.13	AA	1,214,160
	Senior Lien Series 2014A, 0.000%, 11/15/48
1,500	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series	11/24 at 100.00	A2	1,706,220
	2014A, 5.000%, 11/15/28
15,995	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 55.69	AA–	5,806,825
	0.000%, 11/15/34 – NPFG Insured
4,200	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2007B, 5.000%,	7/17 at 100.00	AA–	4,495,932
	7/01/25 – NPFG Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	AA	2,754,421
4,865	0.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	3,071,810
3,275	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/25 at 100.00	AAA	3,783,771
	Bonds, Refunding Series 2015A, 5.000%, 8/15/38
2,425	North East Independent School District, Bexar County, Texas, General Obligation Bonds, School	No Opt. Call	Aaa	2,425,000
	Building Series 2012, 5.000%, 8/01/15
3,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%,	9/21 at 100.00	AA+	3,538,650
	9/01/41 (UB) (5)
4,900	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A,	1/25 at 100.00	A3	5,418,861
	5.000%, 1/01/32
3,555	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 1992, 5.000%,	No Opt. Call	AA+ (4)	3,685,220
	2/01/17 (ETM)
4,375	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA	4,885,563
	Texas Health Resources Tender Option Bond Trust 1197, 9.211%, 5/15/39 (IF) (5)
2,675	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	3,086,923
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
215	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	N/R (4)	256,261
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45 (Pre-refunded 8/15/20)
3,565	Texas A&M University, Permanent University Fund Bonds, Refunding Series 2006, 5.000%, 7/01/36	7/16 at 100.00	AAA	3,719,115
	(Pre-refunded 7/01/16)
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
3,635	5.000%, 12/15/22	No Opt. Call	A3	4,177,306
2,500	5.000%, 12/15/26	No Opt. Call	A3	2,789,875
1,820	5.000%, 12/15/32	No Opt. Call	A3	1,956,773
3,150	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	3,419,987
	Refunding Series 2012A, 5.000%, 8/15/41
4,400	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	3,110,844
	2002A, 0.000%, 8/15/25 – AMBAC Insured
1,670	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman	11/21 at 100.00	BBB	1,845,684
	Project, Series 2011, 6.000%, 11/01/41
119,515	Total Texas			108,129,663
	Utah – 0.3% (0.2% of Total Investments)
1,840	West Valley City Municipal Building Authority, Salt Lake County, Utah, Lease Revenue Bonds,	8/16 at 100.00	AA–	1,910,987
	Series 2006A., 4.500%, 8/01/24 – FGIC Insured
	Virginia – 5.3% (3.5% of Total Investments)
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	10/28 at 100.00	BBB+	10,537,400
	Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44
11,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/26 at 100.00	AA	12,879,019
	Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A:
6,130	5.125%, 7/01/49	No Opt. Call	BBB–	6,593,367
4,500	5.000%, 7/01/52	No Opt. Call	BBB–	4,735,530
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
820	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	939,253
4,310	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	4,675,445
36,760	Total Virginia			40,360,014
	Washington – 2.2% (1.4% of Total Investments)
2,765	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 3, Refunding Series	No Opt. Call	Aa1	2,885,443
	2010A, 5.000%, 7/01/16
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	4,230,563
	Services Project, Series 2009, 5.500%, 6/01/39 (UB) (5)
3,780	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	4,189,828
	Center, Series 2011A, 5.625%, 1/01/35
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	5,062,100
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured (UB) (5)
15,295	Total Washington			16,367,934
	West Virginia – 0.3% (0.2% of Total Investments)
2,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	2,249,280
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
	Wisconsin – 1.3% (0.9% of Total Investments)
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/23 at 100.00	A2	2,755,300
	Inc., Series 2013A, 5.125%, 4/15/31
3,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	4,109,960
	Series 2011A, 5.250%, 10/15/39
1,485	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,571,873
	Series 2012B, 5.000%, 2/15/40
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	1,605,960
	Series 2012, 5.000%, 6/01/39
9,155	Total Wisconsin			10,043,093
	Wyoming – 0.9% (0.6% of Total Investments)
2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A1	2,319,859
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
4,000	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A,	1/18 at 100.00	A2	4,339,600
	5.375%, 1/01/42
6,035	Total Wyoming			6,659,459
$ 1,398,182	Total Municipal Bonds (cost $1,062,840,156)			1,155,284,284

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 72	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/19	N/R	$ 13,022
19	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/55	N/R	2,573
$ 91	Total Corporate Bonds (cost $8,208)				15,595
	Total Long-Term Investments (cost $1,062,848,364)				1,155,299,879

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.3% (0.2% of Total Investments)

	MUNICIPAL BONDS – 0.3% (0.2% of Total Investments)

	California – 0.3% (0.2% of Total Investments)
$ 1,920	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	$ 1,936,915
	Health System, Series 2014A, 6.000%, 7/10/15 (6)
185	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	186,630
	Health System, Series 2014B, 6.000%, 7/10/15 (6)
285	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	287,511
	Health System, Series 2014C, 6.000%, 7/10/15 (6)
$ 2,390	Total Short-Term Investments (cost $2,390,000)			2,411,056
	Total Investments (cost $1,065,238,364) – 153.2%			1,157,710,935
	Floating Rate Obligations – (4.5)%			(33,660,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (51.0)% (8)			(385,400,000)
	Other Assets Less Liabilities – 2.3%			17,409,981
	Net Assets Applicable to Common Shares – 100%			$ 756,060,916

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,155,284,284	$ —	$1,155,284,284
Corporate Bonds	—	—	15,595	15,595
Short-Term Investments:
Municipal Bonds	—	—	2,411,056	2,411,056
Total	$ —	$1,155,284,284	$2,426,651	$1,157,710,935

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $1,037,872,030.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$108,410,440
Depreciation	(22,227,678)
Net unrealized appreciation (depreciation) of investments	$ 86,182,762

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board.
For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income for either senior interest corporate bond.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.3%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Quality Income Municipal Fund, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2015